ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
Organization And Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Natural Resources, Inc. (“CHNR” or the “Company”) is a British Virgin Islands (“BVI”) holding company incorporated in 1993. The address of the principal executive office is Room 2205, 22/F, West Tower, Shun Tak Centre, 168-200 Connaught Road Central, Sheung Wan, Hong Kong. The Company’s principal activity is investment holding. The Company’s subsidiaries (collectively with CHNR, the “Group”) are primarily involved in the exploration and mining and wastewater treatment businesses in the People’s Republic of China (“PRC”).

CHNR’s principal shareholder is Feishang Group Limited (“Feishang Group” or the “Shareholder”), a BVI corporation. Mr. Li Feilie is the controlling shareholder of Feishang Group. In the opinion of the directors of the Company (the “Directors”), the ultimate parent of CHNR is Laitan Investment Limited, a BVI corporation.

As of the date of this report, the Company had direct and indirect interests in the following subsidiaries, the particulars of which are set out below:

	Place of incorporation/ registration and operations	Nominal value of issued common/ registered share capital	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited (“China Coal”)	Hong Kong	*	100	—	Investment holding
FMH Corporate Services Inc.	United States	*	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	*	—	100	Investment holding
Feishang Mining Holdings Limited	BVI	*	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	*	—	100	Investment holding
Newhold Investments Limited	BVI	*	100	—	Investment holding
Pineboom Investments Limited	BVI	*	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/Mainland China	CNY10,000	—	100	Provision of management and consulting services to other companies in the Group
Silver Moon Technologies Limited	BVI	CNY1	80	—	Dormant
Sunwide Capital Limited	BVI	*	100	—	Dormant
Yangpu Shuanghu Industrial Development Co., Limited	PRC/Mainland China	CNY1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/Mainland China	CNY50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/Mainland China	CNY59,480	—	100	Exploration and development of lead mine
Precise Space-Time Technology Limited (“PST Technology”)**	Hong Kong	HK$10	100		Investment holding
Shenzhen New Precise Space-Time Technology Co., Limited (“Shenzhen New PST”)	PRC/Mainland China	US$800	—	100	Investment holding
Shenzhen Qianhai Feishang Environmental Investment Co., Limited (“Shenzhen Qianhai”)**	PRC/Mainland China	CNY100,000	—	100	Investment holding
Shanghai Onway Environmental Development Co., Limited (“Shanghai Onway”)**	PRC/Mainland China	CNY20,408	—	51	Construction service, maintenance service and sales of equipment related to wastewater treatment
Zhejiang Xinyu Environmental Technology Co., Limited**	PRC/Mainland China	CNY20,000	—	51	Construction service, maintenance service and sales of equipment related to wastewater treatment
Shaoguan Angrui Environmental Technology Development Co., Limited (“Shaoguan Angrui”)**	PRC/Mainland China	CNY26,682	—	28	Wastewater and refuse treatment under service concession agreement

*	Insignificant
**	The Company obtained the control of these entities through acquiring 100% of the equity interests of PST Technology from Mr. Li Feilie on July 27, 2021. Refer to Note 29 for further details.

The consolidated financial statements of the Group for the year ended December 31, 2021 were authorized for issuance in accordance with a resolution of the Directors on May 17, 2022.